Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) (USD $) In Millions	May 29, 2011
Available-for-sale Securities, Cost	$ 31.4
Available-for-sale Securities, Market Value	32.1
Maturity, Less Than One Year [Member]
Available-for-sale Securities, Cost	13.5
Available-for-sale Securities, Market Value	13.7
Maturity, One to Three Years [Member]
Available-for-sale Securities, Cost	13.5
Available-for-sale Securities, Market Value	13.9
Maturity, Three to Five Years [Member]
Available-for-sale Securities, Cost	4.4
Available-for-sale Securities, Market Value	$ 4.5